Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Revenue by Type of Service

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
One-time commissions	49,624,166	46,193,749	74,462,516
Recurring service fees	22,539,160	39,584,531	83,589,675
Other service fees	—	917,226	5,719,642

Net revenues	72,163,326	86,695,506	163,771,833